OTHER PAYABLES - Schedule of Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Other Payables [Line Items]
Share-based payment plans	$ 384.7	$ 156.5
Provisions related to payroll	155.1	123.6
Provision for employee profit sharing	84.2	72.3
Other accounts payable	99.1	55.7
Contractual obligations	35.7	33.1
Facility accounts payable	32.3	23.1
Royalties to be paid to the Brazilian Air Force	29.2	15.0
Dividends payable	69.8	9.2
Accounts payable company acquisition	5.1	5.8
Commission payable	0.0	3.1
Insurance	2.2	2.5
Recourse and non-recourse debt	40.0	1.1
Other payables	958.4	521.0
Current	610.3	359.8
Non-current	348.1	161.2
Eve Holding, Inc. ("Eve Holding")
Disclosure Of Detailed Information About Other Payables [Line Items]
Non-controlling purchase options - EVE	$ 21.0	$ 20.0